                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-21072

Exact name of registrant
    as specified in charter:            World Insurance Trust

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                December 31

Date of reporting period:               December 31

            COMPARISON OF $10,000 INVESTMENT IN CSI EQUITY PORTFOLIO VS. LIPPER GLOBAL LARGE CAP CORE INDEX AND S&P 500 INDEX


                      [ CLASS A SALES LOAD CHART Graphic ]




                                                                                     TOTAL RETURN        AVERAGE ANNUAL RETURN
                                                                                    --------------  -------------------------------


                                                                                                                         SINCE
                                                                                                      FIVE YEARS       INCEPTION
                                                                                    ONE YEAR ENDED       ENDED       9/20/2002 TO
                                                                                      12/31/2007      12/31/2007       12/31/2007
                                                                                    --------------   --------------  --------------
CSI EQUITY PORTFOLIO                                                                    8.54%           13.21%           12.31%
LIPPER GLOBAL LARGE CAP CORE                                                            11.20%          15.07%           14.79%
S&P 500                                                                                 3.53%           10.79%           11.01%
The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of
Fund shares.


The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.
Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

CSI EQUITY PORTFOLIO FUND

FUND EXPENSES EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2007 and held for the six months ended December 31, 2007.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the year. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Year" to estimate the expenses you paid on your account during this year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value       July 1, 2007 through
                                                          July 1, 2007              December 31, 2007          December 31, 2007


Actual                                                      $ 1,000                    $ 1,034.90                   $ 6.41
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,018.75                   $ 6.36


*- Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 day in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

                              CSI EQUITY PORTFOLIO
           PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
                            AS OF DECEMBER 31, 2007



                         [ PORTFOLIO HOLDINGS Graphic ]

                           CSI EQUITY PORTFOLIO FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                COMMON STOCKS:                                                                             94.91%

                ADVERTISING:                                                                                1.77%
    8,300       Omnicom Group Inc.                                                                                         $394,499

                BANKING:                                                                                   10.85%
   19,100       Banco De Santander ADR                                                                                      411,414
    9,500       Bank America                                                                                                391,970
   10,400       Danske Bank AS                                                                                              413,400
    7,100       DBS Group Holdings ADR                                                                                      408,406
    4,800       HSBC Holdings ADR                                                                                           401,808
   13,000       Wells Fargo & Co.                                                                                           392,470
                                                                                                                          2,419,468

                BEVERAGES:                                                                                  1.80%
    5,300       Pepsico Inc.                                                                                                402,270

                COMPUTER AND PERIPHERALS:                                                                   1.64%
   13,500       Cisco Systems, Inc.*                                                                                        365,445

                COMPUTER SOFTWARE/SERVICES:                                                                 5.48%
    8,900       Infosys Technologies Limited-SP ADR                                                                         403,704
   11,800       Microsoft Corp.                                                                                             420,080
    7,800       SAP ADR                                                                                                     398,190
                                                                                                                          1,221,974

                DRUG AND MEDICAL:                                                                           8.78%
    6,900       Abbott Laboratories                                                                                         387,435
    5,650       Johnson & Johnson                                                                                           376,855
    7,400       Novartis AG                                                                                                 401,894
    4,800       Roche Holdings Ltd. ADR                                                                                     414,645
    4,300       Wellpoint Health Net*                                                                                       377,239
                                                                                                                          1,958,068

                ELECTRONICS/EQUIPMENT:                                                                      9.22%
    8,600       Canon, Inc. ADR                                                                                             394,138
    7,450       Emerson Electric Co.                                                                                        422,117
   10,800       General Electric Corp.                                                                                      400,356



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


   16,400       Intel Corp.                                                                                               $ 437,224
    8,000       Medtronic, Inc.                                                                                             402,160
                                                                                                                          2,055,995

                FINANCIAL:                                                                                  5.97%
    6,700       American International                                                                                      390,610
   20,000       Charles Schwab                                                                                              511,000
    5,300       State Street Corp.                                                                                          430,360
                                                                                                                          1,331,970

                FOOD:                                                                                       5.50%
    4,700       Diageo PLC ADR                                                                                              403,401
    3,700       Nestle S.A. ADR                                                                                             424,855
    6,800       William Wrigley, Jr. Company                                                                                398,140
      .                                                                                                                   1,226,396

                HOUSEHOLD:                                                                                  3.60%
    1,300       Kao Corporation ADR                                                                                         390,995
    5,600       Proctor & Gamble                                                                                            411,152
                                                                                                                            802,147

                MANUFACTURING:                                                                              5.28%
    8,900       Dupont EI                                                                                                   392,401
    4,700       3M Co.                                                                                                      396,304
    5,100       United Technologies                                                                                         390,354
                                                                                                                          1,179,059

                MATERIALS:                                                                                  1.79%
    5,700       BHP Billiton Ltd. ADR                                                                                       399,228

                MULTI-MEDIA:                                                                                1.76%
   12,200       Walt Disney Co.                                                                                             393,816

                OIL:                                                                                       11.07%
    3,000       BASF AG - ADR                                                                                               444,142
    4,350       Chevron Corp.                                                                                               405,986
    4,500       Conocophillips                                                                                              397,350
    4,700       Royal Dutch Shell PLC                                                                                       395,740
    4,200       Schlumberger Ltd.                                                                                           413,154
    5,000       Total Fina ADR                                                                                              413,000
      .                                                                                                                   2,469,372



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                RETAIL:                                                                                     5.63%
    6,300       Costco Wholesale                                                                                          $ 439,488
    6,500       Nike, Inc. Class B                                                                                          417,560
   17,300       Staples, Inc.                                                                                               399,111
                                                                                                                          1,256,159

                TELECOMMUNICATIONS:                                                                         5.42%
    9,700       AT&T Inc.                                                                                                   403,132
    4,650       China Telecom Ltd. ADR                                                                                      403,945
    7,100       Hutchison Whampoa ADR                                                                                       402,695
                                                                                                                          1,209,772

                TRANSPORTATION:                                                                             5.32%
    4,300       Fedex Corporation                                                                                           383,431
   11,100       Johnson Controls Inc.                                                                                       400,044
    3,800       Toyota Motor ADR                                                                                            403,446
                                                                                                                          1,186,921

                UTILITIES:                                                                                  4.03%
    6,900       EON AG ADR                                                                                                  489,156
    6,050       FPL Group                                                                                                   409,404
                                                                                                                            898,560

                TOTAL INVESTMENTS:
                (Cost: $16,174,680)                                                                        94.91%        21,171,119
                Other assets, net                                                                           5.09%         1,134,858

                NET ASSETS                                                                                100.00%      $ 22,305,977

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.



CSI EQUITY PORTFOLIO FUND
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007


ASSETS
  Investments at value (identified cost of $16,174,680) (Note 1)                                                       $ 21,171,119
  Cash                                                                                                                    2,814,365
  Dividends receivable                                                                                                       16,720
  Interest receivable                                                                                                         6,282
                                                                                                                              1,106
  Prepaid expenses                                                                                                   --------------
                                                                                                                         24,009,592
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Payable for securities purchased                                                                                        1,691,681
  Payable for capital stock redeemed                                                                                             28
  Accrued investment management fees                                                                                          2,192
  Accrued administration and accounting fees                                                                                  8,259
                                                                                                                              1,455
  Accrued custodian fees                                                                                             --------------
                                                                                                                          1,703,615
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                       $ 22,305,977
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 1,422,684 no par value shares of beneficial interest outstanding; 50,000,000
    shares authorized                                                                                                  $ 17,434,345
  Accumulated net realized gain (loss) on investments                                                                     (124,807)
                                                                                                                          4,996,439
  Net unrealized appreciation on investments                                                                         --------------
                                                                                                                       $ 22,305,977
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
                                                                                                                            $ 15.68
($22,305,977 / 1,422,684 shares outstanding)                                                                         ==============


CSI EQUITY PORTFOLIO FUND
STATEMENT OF OPERATIONS


YEAR ENDED DECEMBER 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividends (Net of foreign tax withheld of $2,536)                                                                       $ 424,002
                                                                                                                             52,421
  Interest                                                                                                           --------------
                                                                                                                            476,423
    Total investment income                                                                                          --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                         225,338
  Accounting fees (Note 2)                                                                                                   15,000
  Custody fees                                                                                                                4,818
  Administrative services (Note 2)                                                                                           30,000
  Transfer agent fees (Note 2)                                                                                                6,762
  Legal and audit fees                                                                                                       26,184
  Directors fees                                                                                                             12,140
  Compliance fees                                                                                                             3,420
  Shareholder services and reports (Note 2)                                                                                   7,204
                                                                                                                             25,157
  Miscellaneous                                                                                                      --------------
    Total expenses                                                                                                          356,023
                                                                                                                           (74,346)
  Management fee waivers (Note 2)                                                                                    --------------
                                                                                                                            281,677
    Net expenses                                                                                                     --------------
                                                                                                                            194,746
    Net investment income                                                                                            --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                               1,853,262
                                                                                                                          (197,783)
    Net increase (decrease) in unrealized appreciation/depreciation on investments                                   --------------
                                                                                                                          1,655,479
    Net realized and unrealized gain on investments                                                                  --------------
                                                                                                                        $ 1,850,225
INCREASE IN NET ASSETS FROM OPERATIONS                                                                               ==============


CSI EQUITY PORTFOLIO FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                     YEAR ENDED       YEAR ENDED
                                                                                                  DECEMBER 31, 200DECEMBER 31, 2006
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                                                                   $ 194,746       $ 167,819
  Net realized gain on investments                                                                        1,853,262          38,830
                                                                                                          (197,783)       2,927,988
  Change in unrealized appreciation on investments                                                   --------------  --------------
                                                                                                          1,850,225       3,134,637
  Increase in net assets from operations                                                             --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)
  Net investment income                                                                                   (203,479)       (174,267)
  Net realized gains                                                                                    (1,969,336)        (38,832)
                                                                                                                 --        (66,450)
  Net return of capital                                                                              --------------  --------------
                                                                                                        (2,172,815)       (279,549)
  Decrease in net assets from distributions                                                          --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold                                                                                             6,053,639       5,418,871
  Distributions reinvested                                                                                2,172,816         279,603
                                                                                                        (8,128,316)     (1,754,737)
  Shares redeemed                                                                                    --------------  --------------
                                                                                                             98,139       3,943,737
  Increase in net assets from capital share transactions                                             --------------  --------------

NET ASSETS
  Increase during year                                                                                    (224,451)       6,798,825
                                                                                                         22,530,428      15,731,603
  Beginning of year                                                                                  --------------  --------------
                                                                                                       $ 22,305,977    $ 22,530,428
END OF YEAR                                                                                          ==============  ==============



CSI EQUITY PORTFOLIO FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
                                                                            YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2007               2006               2005               2004             2003
                                             ---------------    ---------------    ---------------    ---------------    ----------

NET ASSET VALUE
                                                 $ 16.00            $ 13.74            $ 13.42            $ 12.36            $ 9.93
  BEGINNING OF YEAR                          -----------        -----------        -----------        -----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                      0.15               0.12               0.08               0.05              0.03
  Net realized and unrealized gain                  1.22               2.34               0.58               1.27              2.47
    (loss) on investments                    -----------        -----------        -----------        -----------        ----------
                                                    1.37               2.46               0.66               1.32              2.50
  TOTAL FROM INVESTMENT ACTIVITIES           -----------        -----------        -----------        -----------        ----------
DISTRIBUTIONS
Net investment income                             (0.16)             (0.12)             (0.08)             (0.08)            (0.02)
  Net realized gain                               (1.53)             (0.03)             (0.26)             (0.18)            (0.05)
                                                      --             (0.05)                 --                 --                --
  Net return of capital                      -----------        -----------        -----------        -----------        ----------
                                                  (1.69)             (0.20)             (0.34)             (0.26)            (0.07)
  Total distributions                        -----------        -----------        -----------        -----------        ----------
NET ASSET VALUE
                                                 $ 15.68            $ 16.00            $ 13.74            $ 13.42           $ 12.36
END OF YEAR                                  ===========        ===========        ===========        ===========        ==========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                       8.54%             17.91%              4.90%             10.64%            25.22%
Ratio to average net assets(A)
  Expenses(B)                                      1.25%              1.25%              1.25%              1.25%             1.25%
  Net investment income (loss)                     0.86%              0.91%              0.70%              0.67%             0.31%
Portfolio turnover rate                           36.62%              6.07%             16.43%              8.91%            24.23%
Net assets, end of year (000's)                 $ 22,306           $ 22,530           $ 15,732           $ 11,092           $ 8,042
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.33% for the year ended December 31, 2007, 0.29% for the year ended December 31, 2006, 0.53% for the year ended December 31,
2005, 0.71% for the year ended December 31, 2004, and 1.17% for the year ended December 31, 2003.
(B)Expense ratio- net reflects the effect of the management fee waivers and reimbursement of expenses.
CSI EQUITY PORTFOLIO FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------------------------------------------

2003
 --------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE
  BEGINNING OF YEAR
INVESTMENT ACTIVITIES
  Net investment income (loss)
  Net realized and unrealized gain (loss) on investments
  TOTAL FROM INVESTMENT ACTIVITIES
DISTRIBUTIONS
Net investment income
  Net realized gain
  Net return of capital
  Total distributions
NET ASSET VALUE
END OF YEAR

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN
Ratio to average net assets(A)
  Expenses(B)
  Net investment income (loss)
Portfolio turnover rate
Net assets, end of year (000's)
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.33% for the year ended December 31, 2007, 0.29% for the year ended December 31, 2006, 0.53% for the year ended December 31,
2005, 0.71% for the year ended December 31, 2004, and 1.17% for the year ended December 31, 2003.
(B)Expense ratio- net reflects the effect of the management fee waivers and reimbursement of expenses.


CSI EQUITY PORTFOLIO FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2007
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

     The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts are valued at the closing price unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

     In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) for purposes of implementing FIN 48 and has concluded that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2007, the Fund decreased net investment loss by $8,733 and increased accumulated net realized loss on investments by $8,733.

INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER AFFILIATED PARTY TRANSACTIONS

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. Certain administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to a third party service provider for an annual fee of up to 0.35% of the average daily net assets of the Fund. For the year ended December 31, 2007, CSI earned $225,338 in advisory fees, of which $74,346 was waived.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.10% on the first $75,000,000 of average daily net assets and 0.07% on assets in excess of $75,000,000 with a minimum of $30,000. CSS earned $30,000 for its services for the year ended December 31, 2007. Additionally, the Fund compensates CSS for certain shareholder servicing on an hourly rate basis. CSS received $150 of the $7,204 in shareholder services and reports fees for hourly services provided to the Fund.

     The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2007. For the year ended December 31, 2007, the Advisor waived fees of $74,346.
     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of December 31, 2007 was $198,001 and expires as follows:

YEAR EXPIRING                                                                                                                AMOUNT
 ------------------------------------------------------------------------------------------------------------------  --------------

2008                                                                                                                       $ 69,116
2009                                                                                                                         54,539
                                                                                                                             74,346
2010                                                                                                                 --------------
                                                                                                                          $ 198,001
                                                                                                                     ==============


     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $6,762 for its services for the year ended December 31, 2007.

     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $15,000 for its services for the year ended December 31, 2007.

     Certain officers and/or an interested Trustee of the Fund are also officers and/or directors of CSI, CSS, CFA and FSI.

INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the year ended December 31, 2007, were $7,778,079 and $9,473,361, respectively.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

                                                                                                                         YEAR ENDED
                                                                                                           YEAR ENDED  DECEMBER 31,
                                                                                                    DECEMBER 31, 2007          2006
                                                                                                       --------------  ------------

Ordinary income distribution                                                                                $ 261,651     $ 174,267
Long term capital gain distribution                                                                         1,911,164        38,832
                                                                                                                   --        66,450
Return-of-capital distribution                                                                         --------------  ------------
                                                                                                          $ 2,172,815     $ 279,549
Total distributions                                                                                    ==============  ============


     As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                                                                                                         YEAR ENDED
                                                                                                                  DECEMBER 31, 2007
                                                                                                                     --------------

Accumulated net realized gain (loss) on investments                                                                        $ 18,825
Net unrealized appreciation (depreciation) on investments                                                                 4,996,439
                                                                                                                          (143,632)
Post-October loss                                                                                                    --------------
                                                                                                                        $ 4,871,632
                                                                                                                     ==============


     The difference between components of distributable earnings on a book and tax basis is primarily related to the tax deferral of post-October losses on investments.

CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for the fund were:


                                                                              YEAR ENDED                      YEAR ENDED
                                                                          DECEMBER 31, 2007                DECEMBER 31, 2006
                                                                   -------------------------------  -------------------------------
                                                                            Shares           Value           Shares           Value
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                360,685     $ 6,053,639          365,718     $ 5,418,871
Shares reinvested                                                          138,132       2,172,816           17,399         279,603
                                                                         (484,389)     (8,128,316)        (120,050)     (1,754,737)
Shares redeemed                                                     --------------  --------------   --------------  --------------
                                                                            14,428        $ 98,139          263,067     $ 3,943,737
Net increase                                                        ==============  ==============   ==============  ==============


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
WORLD INSURANCE TRUST
RICHMOND, VIRGINIA

We have audited the accompanying statement of assets and liabilities of The CSI Equity Portfolio, a series of The World Insurance Trust, (the "Trust"), including the schedule of investments as of December 31, 2007, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of The CSI Equity Portfolio Fund as of December 31, 2007, the results of its operations for the year then ended, the statement of changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 28, 2008

SUPPLEMENTAL INFORMATION (UNAUDITED)
WORLD INSURANCE TRUST
(THE "COMPANY")

Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and birth years of the trustees and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 527-9525.

NAME, ADDRESS AND YEAR    POSITION(S) HELD     NUMBER OF FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST 5    OTHER
BORN                      WITH COMPANY AND     IN COMPANY           YEARS                                        DIRECTORSHIPS BY
                          TENURE               OVERSEEN                                                          TRUSTEES AND
                                                                                                                 NUMBER OF FUNDS
                                                                                                                 IN THE COMPLEX
                                                                                                                 OVERSEEN

INTERESTED TRUSTEES:
* John Pasco, III(1)      Chairman, Trustee    1                    Treasurer and Director of Commonwealth       The World Funds,
8730 Stony Point          and President                             Shareholder Services, Inc. ("CSS"), the      Inc.- 10 Funds
Parkway Suite 205         since March 2002                          Company's Administrator, since 1985;
Richmond, VA 23235                                                  President and Director of First Dominion
(1945)                                                              Capital Corp. ("FDCC"), the Company's
                                                                    underwriter, and President and Director
                                                                    of Fund Services, Inc., the Company's
                                                                    Transfer and Disbursing Agent since 1987;
                                                                    President and Treasurer of Commonwealth
                                                                    Capital Management, Inc. since 1983;
                                                                    President of Commonwealth Capital
                                                                    Management, LLC, since 1984; President
                                                                    and Director of Commonwealth Fund
                                                                    Accounting, Inc., which provides
                                                                    bookkeeping services to the Company, and
                                                                    Chairman and Trustee of The World
                                                                    Insurance Trust, a registered investment
                                                                    company, since May, 2002. Mr. Pasco is
                                                                    also a certified public accountant.


NON-INTERESTED TRUSTEES:

Samuel Boyd, Jr.          Trustee since        1                    Retired. Manager of the Customer Services    The World Funds,
8730 Stony Point          April 2002                                Operations and Accounting Division of the    Inc.- 10 Funds;
Parkway Suite 205                                                   Potomac Electric Power Company from          Satuit Capital
Richmond, VA 23235                                                  August,1978 until April, 2005; a Trustee     Management Trust-
(1940)                                                              of World Insurance Trust, a registered       1 Fund
                                                                    investment company, since May, 2002; a
                                                                    Trustee of Satuit Capital Management
                                                                    Trust, a registered investment company,
                                                                    since October, 2002; and a Trustee of
                                                                    Janus Advisors Series Trust, a registered
                                                                    investment company, from 2003 to 2005.
William E. Poist          Trustee since        1                    Financial and Tax Consultant through his     The World Funds,
8730 Stony Point          April 2002                                firm Management Consulting for               Inc.- 10 Funds;
Parkway Suite 205                                                   Professionals since 1974; a Trustee of       Satuit Capital
Richmond, VA 23235                                                  Satuit Capital Management Trust, a           Management Trust
(1939)                                                              registered investment company, since         - 1 Fund.
                                                                    November, 2003; and a Trustee of World
                                                                    Insurance Trust, a registered investment
                                                                    company, since May, 2002. Mr. Poist is
                                                                    also a certified public accountant.
Paul M. Dickinson         Trustee since        1                    President of Alfred J. Dickinson, Inc.       The World Funds,
8730 Stony Point          April 2002                                Realtors since April, 1971; a Trustee of     Inc. - 10 Funds;
Parkway Suite 205                                                   Satuit Capital Management Trust, a           Satuit Capital
Richmond, VA 23235                                                  registered investment company, since         Management Trust
(1947)                                                              November, 2003; and Trustee of World         - 1 Fund.
                                                                    Insurance Trust, a registered investment
                                                                    company, since May, 2002.
*Joseph F. Mastoloni      First Vice           N/A                  Compliance Officer of Vontobel Asset         N/A
(2)                       President/Chief                           Management, Inc., a registered investment
450 Park Avenue           Compliance                                advisor since May 1994 and was appointed
New York, NY 10022        Officer of                                as Vice President in July 1999.
(1964)                    Vontobel Asset
                          Management, Inc.


OFFICERS:

*Leland H. Faust          President of the     N/A                  President of CSI Capital Management,         N/A
600 California Street     CSI Equity Fund                           Inc., a registered investment adviser,
18th Floor                series since                              since 1978. Partner in the law firm
San Francisco, CA         October, 1997                             Taylor & Faust since September, 1975.
94108
(1946)
*Karen M. Shupe           Secretary since      N/A                  Executive Vice President of                  N/A
8730 Stony Point          2005 and                                  Administration and Accounting,
Parkway, Suite 205        Treasurer since                           Commonwealth Shareholder Services, Inc.
Richmond, VA 23235        2006                                      since 2003; Financial Reporting Manager,
(1964)                                                              Commonwealth Shareholder Services, Inc.,
                                                                    from 2001 to 2003.
*David D. Jones, Esq.     Chief Compliance     N/A                  Co-founder and Managing Member of Drake      N/A
230 Spring Hills Drive    Officer                                   Compliance (compliance consulting), LLC
Suite 340                                                           since 2004; founder and controlling
Spring, TX 77380                                                    shareholder of David Jones & Associates
(1957)                                                              (law firm) since 1998; President and
                                                                    Chief Executive Officer of Citco Mutual
                                                                    Fund Services, Inc. from 2001 to 2003.


(1) Mr. Pasco is considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns FDCC, the principal underwriter of the Company; and (3) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, Commonwealth Fund Accounting, pricing agent, and Fund Services, Inc., the Company's Transfer and Disbursing Agent.

(2) Mr. Mastoloni is considered to be an "interested person" of another registered investment company that has the same principal underwriter as the Company, because he is an employee of the sub-adviser to such other registered investment company.

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL
At a meeting of the Board of Trustees of the Trust (the "Board") held on November 29, 2007 (the "Meeting"), the Board, including the trustees of the Trust who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees"), re-approved the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the Fund, and CSI Capital Management, Inc. (the "Advisor"), relating to the Fund.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Advisor, including written materials provided by the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund;
(iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

(i) The nature, extent and quality of services provided by the Advisor. The Board reviewed the services that the Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by the Advisor in managing the Fund. Additionally, representatives from the Advisor joined the Meeting and provided the Board with a presentation regarding the Advisor's organization and investment outlook. The Board considered and discussed, among other things, the Fund's performance, market conditions and the Advisor's investment process and trading practices. On this basis, along with information provided in advance of the Meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

(ii) Investment performance of the Fund and the Advisor. The Board, using written materials provided by the Advisor and by Lipper, considered the Fund's performance compared to a benchmark index and other similar mutual funds for various trailing periods. In particular, the Board noted that the Fund's performance was generally positive in comparison to its benchmark, and concluded that it was satisfied with the investment performance of the Fund.
(iii) Consideration of advisory fee; Cost of advisory services and level of profitability of the Advisor from the relationship with the Fund. Next, the Board considered the level of advisory fees paid by the Fund and the profitability of the Advisor. As part of its analysis, the Board considered fee and expense analyses compiled by Lipper, and noted that the Fund's total fees and expenses were within the range of fees and expenses paid by other funds with common asset levels. Representatives from the Advisor also discussed with the Board fees charged by comparable funds. In reviewing the advisory fee, the Board considered fees paid by other large cap core funds of comparable size and investment objective, noting that the advisory fee received by the Advisor was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's current asset level.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect such economies of scale. In concluding that the advisory fees payable by the Fund were reasonable, the Board reviewed, among other things, a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Fund and concluded that such profits were not excessive. The Board also discussed the Advisor's financial outlook with representatives of the Advisor at the Meeting. Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the expense ratio paid by the Fund was consistent with industry standards. The Board also considered the Advisor's contractual agreement to waive a portion of its advisory fee in an effort to control the Fund's expense ratio. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

(v) Other considerations. The Board also determined that the Advisor has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Advisor's expense limitation and fee waiver arrangement with the Fund.

After consideration of this information and such other items as the Independent Trustees deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees of the Trust, unanimously approved the Advisory Agreement.

LONG TERM CAPITAL GAINS DIVIDENDS

The Fund designated Long-Term Capital Gain dividends of $1,881,900 pursuant to
Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2007.

INVESTMENT ADVISER:

CSI Capital Management, Inc.
600 C California Street, 18th Floor
San Francisco, CA 94108

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to CSI Equity Portfolio's Transfer Agent:

Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free


                           [ Dividend Logo Graphic ]



                         ANNUAL REPORT TO SHAREHOLDERS

                              CSI EQUITY PORTFOLIO

                     A series of The World Insurance Trust
                         A "Series" Investment Company


                      FOR THE YEAR ENDED DECEMBER 31, 2007

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $12,000 for 2007 and $10,000 for 2006.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2007 and $2,500 for 2006.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the CSI Equity Portfolio.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0

                           (c) NA

                           (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2006.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.


ITEM 6.  [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       The World Insurance Trust

By (Signature and Title)*:          /s/John Pasco, III
                                    --------------------
                                    John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)

Date:             March 10, 2008








By (Signature and Title)*:          /s/Karen Shupe
                                    --------------------
                                    Karen Shupe, Chief Financial Officer
                                    (principal financial officer)

Date:             March 10, 2008


     * Print the name and title of each signing officer under his or her signature.